Material Accounting Policy Information (Details)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Material accounting policy information [Line Items]
Ownership percentage prior to loss of control		52.50%
Ownership percentage after reclassification to associate		44.68%
Ownership percentage with control despite no equity	44.68%	0.00%
Digital assets		$ 515,586,931	$ 555,838,900
Voting rights, percentage		44.68%		44.68%
Number of cash deposite		90 days
Impairment losses (in Dollars)		$ 2,077,585	$ 3,622,456
Client digital assets [Member]
Material accounting policy information [Line Items]
Digital assets		$ 2,332,501		$ 3,356,235
Brand names [member] | Bottom of range [member]
Material accounting policy information [Line Items]
Estimated useful life		5 years
Brand names [member] | Top of range [member]
Material accounting policy information [Line Items]
Estimated useful life		10 years
Customerrelated Intangible Assets [Member]
Material accounting policy information [Line Items]
Estimated useful life		5 years
Board of Directors [Member]
Material accounting policy information [Line Items]
Voting rights, percentage		51.00%		51.00%